Finance lease liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel TEU	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Current portion of finance lease liabilities	$ (222,200)	$ 0
Other financing arrangements (note 16)	$ 0
Weighted average interest rate on obligations related to finance leases	5.90%
Vessels
Lessee, Lease, Description [Line Items]
Lease financing, number of vessels | vessel	4
Capacity of vessels purchased | TEU	10,000
Pre-determined Purchase, Vessels, Price Amount	$ 52,690
Current portion of finance lease liabilities		0
Other financing arrangements (note 16)		0
Purchase Commitment, Remaining Minimum Amount Committed	225,117	0
Unrecorded Unconditional Purchase Obligation, Imputed Interest	$ 2,875	$ 0